Employee Benefits	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Employee Benefits
14.	Employee benefits
Employee benefits include pensions, other post-retirement benefits, and post-employment benefits. The following table summarizes the expenses for the Bank’s principal plans
(1)
.

	For the three months ended
	Pension plans			Other benefit plans
($ millions)	July 31 2025	April 30 2025	July 31 2024	July 31 2025		April 30 2025	July 31 2024

Defined benefit service cost	$70	$61	$51	$(57	) (2)	$6	$5
Interest on net defined benefit (asset) liability	(2)	(3)	(8)	16		16	16
Other	3	3	3	1		(1)	2
Defined benefit expense	$71	$61	$46	$(40)		$21	$23
Defined contribution expense	$52	$53	$46	$–		$–	$–
Actuarial gains (losses) on employee benefit plans in other comprehensive income (3)	$267	$(246)	$138	$3		$(9)	$(18)

	For the nine months ended
	Pension plans		Other benefit plans
($ millions)	July 31 2025	July 31 2024	July 31 2025		July 31 2024
Defined benefit service cost	$214	$154	$(45	) (2)	$14
Interest on net defined benefit (asset) liability	(9)	(23)	46		51
Other	9	9	1		4
Defined benefit expense	$214	$140	$2		$69
Defined contribution expense	$154	$137	$1		$–
Actuarial gains (losses) on employee benefit plans in other comprehensive income (3)	$294	$(70)	$(19)		$(51)
(1)	Other plans operated by certain subsidiaries of the Bank are not considered material and are not included in this note.
(2)	Includes benefit related to certain post-retirement plan amendments.
(3)	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. In the absence of legislated changes, all other assumptions are updated annually.